Litigation - Banking activities (Details)		12 Months Ended
	Dec. 20, 2019 EUR (€)	Dec. 31, 2018 EUR (€) lawsuit
Disclosure of contingent liabilities [line items]
Damages sought	€ 75,000
Orange Bank [member]
Disclosure of contingent liabilities [line items]
Number of claims or lawsuits filed | lawsuit		2
Damages sought		€ 480,000,000
Paris Criminal Court [member]
Disclosure of contingent liabilities [line items]
Damages sought	€ 5,500,000